PREFERRED STOCK	3 Months Ended
Mar. 31, 2016
Equity [Abstract]
PREFERRED STOCK

NOTE 8 PREFERRED STOCK

The Company had 5,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of March 31, 2016. As of March 31, 2016 there were 74,380 shares of Series E Preferred Stock issued and outstanding which are convertible at the option of the holders into 142 shares of common stock. During the three months ended March 31, 2016, 13,967 shares of Series E Preferred Stock were converted into 27 shares of common stock.